S000031373 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended	171 Months Ended	260 Months Ended	277 Months Ended	307 Months Ended	332 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Columbia Select Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		12.84%	9.79%	9.33%
Performance Inception Date						Sep. 27, 2010
Columbia Select Large Cap Value Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		12.98%	9.92%	9.46%
Performance Inception Date					Oct. 01, 2014
Columbia Select Large Cap Value Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		12.60%	9.52%	9.06%
Performance Inception Date	Oct. 02, 2024
Columbia Select Large Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	8.23%	8.42%
Performance Inception Date										Apr. 25, 1997
Columbia Select Large Cap Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	7.15%	7.16%
Performance Inception Date										Apr. 25, 1997
Columbia Select Large Cap Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.22%	6.33%	6.52%
Performance Inception Date										Apr. 25, 1997
Columbia Select Large Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.70%	8.70%	8.24%
Performance Inception Date									May 27, 1999
Columbia Select Large Cap Value Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent		12.26%	9.25%	8.79%
Performance Inception Date							Apr. 30, 2003
Columbia Select Large Cap Value Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	9.87%	9.40%
Performance Inception Date								Nov. 30, 2001